Summary of Significant Accounting Policies (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013
Percentage of ownership				100.00%
Impairment		$ (1,146,000)	$ (2,100,000)
Other than temporary impairment for equity method investments	2,600,000	4,800,000	6,500,000
Other than temporary impairment for available for sale securities	4,600,000	4,800,000	6,500,000
Advertising expenses	113,400,000	92,200,000	82,000,000
International Outdoor Advertising [Member]
Other than temporary impairment for equity method investments			$ 8,300,000
Minimum [Member]
Percentage of ownership	20.00%			20.00%
Minimum [Member] | Building and Improvements [Member]
Useful life	10 years
Minimum [Member] | Structures [Member]
Useful life	5 years
Minimum [Member] | Towers, Transmitters and Studio Equipment [Member]
Useful life	7 years
Minimum [Member] | Furniture and other equipment [Member]
Useful life	3 years
Maximum [Member]
Percentage of ownership	50.00%			50.00%
Maximum [Member] | Building and Improvements [Member]
Useful life	39 years
Maximum [Member] | Structures [Member]
Useful life	15 years
Maximum [Member] | Towers, Transmitters and Studio Equipment [Member]
Useful life	20 years
Maximum [Member] | Furniture and other equipment [Member]
Useful life	20 years